SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described in the financial notes above and the event described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 1, 2022, TCAC entered into a second agreement (“Second Agreement”) with Cantor Fitzgerald & Co. (“CF&CO) to receive one or more financing(s) through the private placement, offering or other sale of equity instruments in any form, including, without limitation, (i) equity instruments in any form, including, without limitation, preferred or common equity, or instruments convertible into preferred or common equity or other related forms of interests or capital of the Company in one or a series of transactions (an “Equity Financing”) and (ii) debt in any form, including, but not limited to, bank debt, high yield debt or mezzanine debt, notes, bonds, debentures or other debt securities, of the Company in one transaction or a series of transactions (a “Debt Financing” and any Equity Financing or Debt Financing, (a “Financing”), in the cases of (i) and (ii), in connection with the business combination contemplated by the Agreement and Plan of Merger between the Company and SpringBig, Inc., dated as of November 8, 2021 (and the Amended and Restated Agreement and Plan of Merger between the foregoing, dated as of April 14, 2022 and the Amendment No. 1, dated as of May 4, 2022) (the “Business Combination,” and such agreement, the “Merger Agreement”). The Company hereby engages CF&CO to act as the Company’s financial advisor, placement agent and arranger in connection with any Financing for the Business Combination. In consideration of our services pursuant to this Second Agreement, the Company agrees to pay CF&CO the following compensation:
(a)
Upon the closing of any Financing (which is contemplated to fund and close concurrently with the closing of the Business Combination), the Company shall pay to CF&CO a non-refundable cash fee equal to 4% of the aggregate maximum gross proceeds received or receivable in connection with such Financing, including, without limitation, aggregate amounts committed by investors to purchase securities, whether or not all securities are issued on the closing date of the Equity Financing.

(b)	In no event shall the aggregate amount of the fees payable to CF&CO pursuant to this section 3 be less than $1,500,000.
(c)	The fees payable pursuant to this section 3 shall be in addition to any other fees that the Company may be required to pay directly to any prospective investor to secure its financing commitment.
(d)
For the avoidance of doubt, if the structure of a Financing contemplates multiple issuances, financing availability that is contingent upon the occurrence of some future event or any other delayed consideration structure, such Financing shall be considered a single Financing, and not multiple Financings, and all fees payable pursuant to this section 3 for such Financing shall be payable in full on the closing date of such Financing.

(e)
All fees payable hereunder will be payable in U.S. dollars in immediately available funds to CF&CO for its own account, or as directed by it, free and clear of and without deduction for any and all present or future applicable taxes, levies, imposts, deductions, charges or withholdings and all liabilities with respect thereto (with appropriate gross-up for withholding taxes) and will not be subject to reduction by way of setoff or counterclaim. Once paid, no fee will be refundable under any circumstances.